NATURE OF BUSINESS AND BASIS OF PRESENTATION - Public Offering (Details) - USD ($)			3 Months Ended	12 Months Ended
	Jul. 01, 2021	Jun. 21, 2021	Mar. 31, 2022	Dec. 31, 2021	Aug. 01, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Share price					$ 6.25
Issuance of common stock in connection with public offering				$ 18,000,000
Net proceeds from offering	$ 18,200,000
Other offering costs				2,339,816
Accrued interest			$ 8,167	8,167		$ 3,696,944
Working Capital Deficit			28,104,041	30,442,955
Payment of principal to bridge note holders				(3,000,000)
Accumulated deficit			40,403,144	38,019,402		29,057,587
Convertible Notes outstanding				$ 0
Number of shares issued upon conversion				842,429
Cash			26,099,178	$ 27,738,979		$ 695,909
Accounts payable and accrued expenses			1,321,468	1,842,481
Purchase orders negatively impacted due to Russia's invasion of Ukraine			$ 1,000,000
Convertible Notes
Subsidiary, Sale of Stock [Line Items]
Number of shares issued upon conversion		1,206,614
Loss on conversion of notes				300,000
Bridge Notes
Subsidiary, Sale of Stock [Line Items]
Payment of principal to bridge note holders				$ (3,000,000)
Number of shares issued upon conversion				842,429
Conversion price		$ 5.60		$ 5.60
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Issuance of shares (in shares)		2,250,000
Share price		$ 8.00
Issuance of common stock in connection with public offering		$ 18,000,000
Net proceeds from offering		15,700,000
Other offering costs		$ 600,000
Conversion of redeemable convertible preferred stock into common stock upon initial public offering (in shares)		1,291,012
Temporary equity, shares outstanding (in shares)		0
Underwriting Discounts	$ 1,900,000	$ 1,700,000
Accrued interest		$ 1,300,000
Conversion price		$ 5.60
Overallotment
Subsidiary, Sale of Stock [Line Items]
Issuance of shares (in shares)	337,500
Share price	$ 8.00
Issuance of common stock in connection with public offering	$ 2,700,000
Underwriting Discounts	$ 1,900,000
Accrued interest				$ 700,000